Insurance Recoveries (Tables)	12 Months Ended
Dec. 31, 2012
Insurance Recoveries [Abstract]
Schedule of Business Insurance Recoveries
Insurance recoveries included in Other (charges) gains, net (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Narrows, Virginia
Consumer Specialties	9	—	—
Other Activities	(9)	—	—
Edmonton, Alberta, Canada
Industrial Specialties	—	—	25
Other Activities	—	—	(7)
Total net recoveries	—	—	18	(1)
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(1)	Total net recoveries for the year ended December 31, 2010 consists of $8 million related to property damage and $10 million related to business interruption.